Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment
Property and Equipment

(4) Property and Equipment

        Property and equipment is summarized as follows:

	December 31, 2012	June 30, 2013
Computer equipment and software	$8,971	$10,050
Furniture and fixtures	806	881
Leasehold improvements	484	888

Property and equipment	10,261	11,819
Less accumulated depreciation	(5,006)	(5,041)

Property and equipment, net	$5,255	$6,778

        Depreciation expense amounted to $1,036 and $1,613 for the six months ended June 30, 2012 and 2013, respectively. Depreciation expense is included in cost of revenue and general and administrative expense based on the nature of the asset.

(3) Property and Equipment

        Property and equipment is summarized as follows:

	December 31,
	2011	2012
Computer equipment and software	$5,537	$8,971
Furniture and fixtures	522	806
Leasehold improvements	395	484

Property and equipment	6,454	10,261
Less accumulated depreciation	(2,610)	(5,006)

Property and equipment, net	$3,844	$5,255

        Depreciation expense amounted to $632, $1,276, and $2,397, for the years ended December 31, 2010, 2011 and 2012, respectively. Depreciation expense is included in cost of revenue and general and administrative expense based on the nature of the asset.